CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Prepaid and Other Current Assets, Other Non-current Assets and Consideration Receivable
A summary of the debtors who accounted for 10% or more of the Group’s consolidated accounts receivable and prepaid and other current assets was as follows:

	As of December 31,
	2017		2018
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	5,656	23%	-	-
Prepaid and other current assets
Company B	49,800	38%	49,800	37%
Company C	35,000	27%	35,000	26%